Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000141764
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	$ 100,000	$ 101,324	$ 102,240	$ 101,731	$ 102,851	$ 102,851	$ 103,768	$ 103,768	$ 103,564	$ 104,445	$ 106,184	$ 107,002		$ 108,025	$ 109,662	$ 110,890	$ 109,764	$ 110,787	$ 111,810	$ 111,708	$ 112,731	$ 112,015	$ 111,957	$ 112,271	$ 110,810	$ 111,227	$ 112,271	$ 110,601	$ 110,497	$ 111,540	$ 111,853	$ 113,210	$ 111,436	$ 111,540	$ 110,253	$ 113,230	$ 114,506	$ 114,399	$ 115,356	$ 114,187	$ 115,888	$ 116,845	$ 115,356	$ 115,250	$ 115,462	$ 116,100	$ 117,718	$ 118,269	$ 117,167	$ 100,303	$ 101,956	$ 104,932	$ 108,128	$ 109,561	$ 110,774	$ 110,553	$ 109,782	$ 112,978	$ 116,423	$ 116,992	$ 118,470	$ 118,697	$ 121,880	$ 122,335	$ 123,358	$ 122,904	$ 123,358	$ 123,245	$ 123,131	$ 121,880	$ 122,563	$ 120,250	$ 119,672	$ 121,175	$ 119,441	$ 118,747	$ 116,088	$ 115,278	$ 115,625	$ 114,353	$ 115,047	$ 115,972	$ 116,897	$ 118,054	$ 118,632	$ 117,822	$ 117,707	$ 117,129	$ 119,210	$ 121,754	$ 121,869	$ 121,985	$ 121,522	$ 123,950	$ 126,158	$ 126,996	$ 128,432	$ 130,467	$ 130,228	$ 131,424	$ 132,143	$ 131,664	$ 132,382	$ 132,861	$ 133,579	$ 134,896	$ 135,583	$ 137,229	$ 136,849	$ 136,090	$ 136,723	$ 137,609	$ 139,381	$ 140,014	$ 142,546	$ 144,698	$ 148,116	$ 147,863	$ 149,757	$ 150,166	$ 151,259	$ 149,893
C000145025
Account Value [Line Items]
Line Graph and Table Measure Name													Class D
Accumulated Value	10,000	10,122	10,214	10,153	10,265	10,275	10,357	10,357	10,336	10,422	10,596	10,678		10,770	10,933	11,046	10,933	11,036	11,128	11,107	11,209	11,138	11,133	11,164	11,008	11,050	11,154	10,977	10,967	11,060	11,092	11,227	11,050	11,050	10,925	11,221	11,337	11,326	11,390	11,274	11,432	11,527	11,400	11,390	11,400	11,464	11,614	11,669	11,560	9,899	10,062	10,355	10,670	10,800	10,920	10,887	10,811	11,137	11,465	11,509	11,665	11,688	11,989	12,033	12,134	12,089	12,123	12,111	12,089	11,966	12,033	11,807	11,750	11,886	11,704	11,648	11,376	11,296	11,330	11,205	11,273	11,353	11,432	11,546	11,602	11,523	11,512	11,455	11,648	11,897	11,909	11,920	11,875	12,101	12,315	12,386	12,538	12,726	12,702	12,820	12,890	12,832	12,902	12,949	13,019	13,136	13,205	13,366	13,329	13,243	13,304	13,379	13,552	13,614	13,862	14,060	14,395	14,370	14,552	14,592	14,686	14,552
C000145027
Account Value [Line Items]
Line Graph and Table Measure Name													Class Y
Accumulated Value	10,000	10,133	10,226	10,164	10,277	10,287	10,379	10,379	10,359	10,459	10,624	10,717		10,810	10,985	11,098	10,995	11,088	11,191	11,181	11,284	11,212	11,216	11,247	11,100	11,153	11,258	11,079	11,079	11,174	11,216	11,353	11,174	11,174	11,051	11,352	11,481	11,470	11,567	11,460	11,621	11,717	11,567	11,567	11,578	11,642	11,803	11,859	11,759	10,065	10,232	10,533	10,856	11,001	11,124	11,101	11,023	11,347	11,684	11,741	11,903	11,926	12,248	12,283	12,398	12,352	12,386	12,386	12,375	12,248	12,317	12,095	12,024	12,177	12,001	11,942	11,673	11,591	11,626	11,509	11,579	11,661	11,755	11,872	11,931	11,849	11,837	11,790	12,001	12,247	12,259	12,282	12,235	12,481	12,698	12,783	12,940	13,134	13,110	13,231	13,316	13,268	13,341	13,389	13,462	13,583	13,667	13,821	13,796	13,706	13,770	13,860	14,039	14,104	14,360	14,578	14,925	14,899	15,098	15,139	15,250	15,112
Blackstone Index: HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name													HFRX Global Hedge Fund Index
Accumulated Value	100,000	100,408	100,869	101,068	102,537	102,700	103,269	102,679	103,574	104,461	104,985	106,164		106,194	106,645	106,905	107,133	108,127	108,444	109,090	109,843	109,916	110,723	113,430	110,684	109,597	109,699	109,988	109,784	109,621	110,116	109,359	105,962	105,308	103,281	105,476	106,143	105,963	106,664	105,935	107,641	108,471	108,887	109,373	109,708	110,836	112,184	112,644	111,025	104,495	107,504	109,052	110,960	112,447	114,179	113,985	113,734	116,941	119,806	119,615	121,433	121,360	123,338	123,807	124,277	123,730	124,572	124,098	125,215	123,600	124,181	122,356	121,915	122,500	121,398	120,062	117,901	118,538	119,664	118,515	118,610	118,788	118,717	120,699	120,132	118,702	119,108	118,554	119,456	120,079	120,473	120,351	119,365	120,718	122,391	122,785	123,911	125,466	124,790	125,537	125,930	126,861	127,395	128,606	127,755	128,822	128,836	130,125	130,494	129,516	128,963	130,475	131,910	132,668	134,152	136,115	137,045	137,232	138,032	140,788	141,409	137,244
Blackstone Index: HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name													HFRX Global Hedge Fund Index
Accumulated Value	10,000	10,041	10,087	10,107	10,254	10,270	10,327	10,268	10,357	10,446	10,499	10,616		10,619	10,664	10,691	10,713	10,813	10,844	10,909	10,984	10,992	11,072	11,343	11,068	10,960	10,970	10,999	10,978	10,962	11,012	10,936	10,596	10,531	10,328	10,548	10,614	10,596	10,666	10,593	10,764	10,847	10,889	10,937	10,971	11,084	11,218	11,264	11,103	10,449	10,750	10,905	11,096	11,245	11,418	11,398	11,373	11,694	11,981	11,961	12,143	12,136	12,334	12,381	12,428	12,373	12,457	12,410	12,522	12,360	12,418	12,236	12,192	12,250	12,140	12,006	11,790	11,854	11,966	11,852	11,861	11,879	11,872	12,070	12,013	11,870	11,911	11,855	11,946	12,008	12,047	12,035	11,937	12,072	12,239	12,279	12,391	12,547	12,479	12,554	12,593	12,686	12,740	12,861	12,776	12,882	12,884	13,013	13,049	12,952	12,896	13,047	13,191	13,267	13,415	13,612	13,704	13,723	13,803	14,079	14,141	13,724
Blackstone Index: HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name													HFRX Global Hedge Fund Index
Accumulated Value	10,000	10,041	10,087	10,107	10,254	10,270	10,327	10,268	10,357	10,446	10,499	10,616		10,619	10,664	10,691	10,713	10,813	10,844	10,909	10,984	10,992	11,072	11,343	11,068	10,960	10,970	10,999	10,978	10,962	11,012	10,936	10,596	10,531	10,328	10,548	10,614	10,596	10,666	10,593	10,764	10,847	10,889	10,937	10,971	11,084	11,218	11,264	11,103	10,449	10,750	10,905	11,096	11,245	11,418	11,398	11,373	11,694	11,981	11,961	12,143	12,136	12,334	12,381	12,428	12,373	12,457	12,410	12,522	12,360	12,418	12,236	12,192	12,250	12,140	12,006	11,790	11,854	11,966	11,852	11,861	11,879	11,872	12,070	12,013	11,870	11,911	11,855	11,946	12,008	12,047	12,035	11,937	12,072	12,239	12,279	12,391	12,547	12,479	12,554	12,593	12,686	12,740	12,861	12,776	12,882	12,884	13,013	13,049	12,952	12,896	13,047	13,191	13,267	13,415	13,612	13,704	13,723	13,803	14,079	14,141	13,724
Blackstone Index: MSCI World Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Total Return Index
Accumulated Value	100,000	101,646	102,310	101,213	105,516	105,657	106,266	104,237	105,793	108,362	111,003	114,137		115,435	117,201	119,794	120,300	123,217	123,452	126,272	128,690	131,544	133,364	140,436	134,677	131,829	133,425	134,388	134,373	138,603	140,383	141,224	130,887	132,443	122,422	131,989	136,024	137,903	142,872	134,757	143,694	144,446	141,560	144,640	148,361	152,564	157,193	156,280	143,138	124,288	137,934	144,693	148,585	155,747	166,213	160,545	155,665	175,637	183,136	181,360	186,075	192,365	201,406	204,427	207,534	211,311	216,636	207,733	219,553	214,810	224,047	212,240	206,934	212,749	195,160	195,458	178,597	192,828	184,842	167,735	179,826	192,418	184,320	197,411	192,742	198,838	202,425	200,559	212,765	219,966	214,802	205,611	199,694	218,518	229,322	232,127	242,059	249,974	240,802	251,716	256,921	261,507	268,508	273,526	268,162	280,562	273,339	283,046	281,091	268,733	271,247	287,488	299,990	303,913	311,930	322,074	328,588	329,615	332,378	339,886	342,465	320,829
Blackstone Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Bond Index
Accumulated Value	100,000	101,330	99,971	102,890	103,666	103,162	103,730	100,851	96,844	96,399	97,486	97,947		98,097	99,203	100,738	100,650	102,342	103,356	102,425	102,037	103,170	103,528	104,762	103,832	104,937	103,256	102,473	102,017	101,847	101,954	101,075	99,946	100,259	102,286	103,843	103,245	104,538	104,228	105,640	107,982	107,682	109,871	108,754	109,478	108,648	109,282	110,677	111,421	108,924	111,063	111,552	112,544	116,135	115,960	115,543	115,658	117,763	119,341	118,291	116,257	114,025	115,461	116,547	115,521	117,057	116,566	114,491	114,216	113,885	113,725	111,394	110,068	106,711	100,864	101,136	97,889	99,975	96,026	91,090	90,461	94,722	95,234	98,357	95,092	98,097	98,532	96,606	96,599	97,268	95,937	93,135	92,021	96,662	100,679	99,290	98,042	98,582	96,097	97,356	97,493	100,183	102,558	104,301	100,807	101,150	98,975	99,539	100,963	101,589	104,574	104,203	106,177	104,596	106,116	106,809	106,538	106,786	107,064	108,067	109,275	105,916
Blackstone Index: MSCI World Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Total Return Index
Accumulated Value	10,000	10,165	10,231	10,121	10,552	10,566	10,627	10,424	10,579	10,836	11,100	11,414		11,543	11,720	11,979	12,030	12,322	12,345	12,627	12,869	13,154	13,336	14,044	13,468	13,183	13,343	13,439	13,437	13,860	14,038	14,122	13,089	13,244	12,242	13,199	13,602	13,790	14,287	13,476	14,369	14,445	14,156	14,464	14,836	15,256	15,719	15,628	14,314	12,429	13,793	14,469	14,859	15,575	16,621	16,055	15,566	17,564	18,314	18,136	18,608	19,236	20,141	20,443	20,753	21,131	21,664	20,773	21,955	21,481	22,405	21,224	20,693	21,275	19,516	19,546	17,860	19,283	18,484	16,773	17,983	19,242	18,432	19,741	19,274	19,884	20,243	20,056	21,276	21,997	21,480	20,561	19,969	21,852	22,932	23,213	24,206	24,997	24,080	25,172	25,692	26,151	26,851	27,353	26,816	28,056	27,334	28,305	28,109	26,873	27,125	28,749	29,999	30,391	31,193	32,207	32,859	32,962	33,238	33,989	34,247	32,083
Blackstone Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000	10,133	9,997	10,289	10,367	10,316	10,373	10,085	9,684	9,640	9,749	9,795		9,810	9,920	10,074	10,065	10,234	10,336	10,242	10,204	10,317	10,353	10,476	10,383	10,494	10,326	10,247	10,202	10,185	10,195	10,108	9,995	10,026	10,229	10,384	10,325	10,454	10,423	10,564	10,798	10,768	10,987	10,875	10,948	10,865	10,928	11,068	11,142	10,892	11,106	11,155	11,254	11,613	11,596	11,554	11,566	11,776	11,934	11,829	11,626	11,402	11,546	11,655	11,552	11,706	11,657	11,449	11,422	11,388	11,373	11,139	11,007	10,671	10,086	10,114	9,789	9,997	9,603	9,109	9,046	9,472	9,523	9,836	9,509	9,810	9,853	9,661	9,660	9,727	9,594	9,313	9,202	9,666	10,068	9,929	9,804	9,858	9,610	9,736	9,749	10,018	10,256	10,430	10,081	10,115	9,898	9,954	10,096	10,159	10,457	10,420	10,618	10,460	10,612	10,681	10,654	10,679	10,706	10,807	10,928	10,592
Blackstone Index: MSCI World Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Total Return Index
Accumulated Value	10,000	10,165	10,231	10,121	10,552	10,566	10,627	10,424	10,579	10,836	11,100	11,414		11,543	11,720	11,979	12,030	12,322	12,345	12,627	12,869	13,154	13,336	14,044	13,468	13,183	13,343	13,439	13,437	13,860	14,038	14,122	13,089	13,244	12,242	13,199	13,602	13,790	14,287	13,476	14,369	14,445	14,156	14,464	14,836	15,256	15,719	15,628	14,314	12,429	13,793	14,469	14,859	15,575	16,621	16,055	15,566	17,564	18,314	18,136	18,608	19,236	20,141	20,443	20,753	21,131	21,664	20,773	21,955	21,481	22,405	21,224	20,693	21,275	19,516	19,546	17,860	19,283	18,484	16,773	17,983	19,242	18,432	19,741	19,274	19,884	20,243	20,056	21,276	21,997	21,480	20,561	19,969	21,852	22,932	23,213	24,206	24,997	24,080	25,172	25,692	26,151	26,851	27,353	26,816	28,056	27,334	28,305	28,109	26,873	27,125	28,749	29,999	30,391	31,193	32,207	32,859	32,962	33,238	33,989	34,247	32,083
Blackstone Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Global Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,133	$ 9,997	$ 10,289	$ 10,367	$ 10,316	$ 10,373	$ 10,085	$ 9,684	$ 9,640	$ 9,749	$ 9,795		$ 9,810	$ 9,920	$ 10,074	$ 10,065	$ 10,234	$ 10,336	$ 10,242	$ 10,204	$ 10,317	$ 10,353	$ 10,476	$ 10,383	$ 10,494	$ 10,326	$ 10,247	$ 10,202	$ 10,185	$ 10,195	$ 10,108	$ 9,995	$ 10,026	$ 10,229	$ 10,384	$ 10,325	$ 10,454	$ 10,423	$ 10,564	$ 10,798	$ 10,768	$ 10,987	$ 10,875	$ 10,948	$ 10,865	$ 10,928	$ 11,068	$ 11,142	$ 10,892	$ 11,106	$ 11,155	$ 11,254	$ 11,613	$ 11,596	$ 11,554	$ 11,566	$ 11,776	$ 11,934	$ 11,829	$ 11,626	$ 11,402	$ 11,546	$ 11,655	$ 11,552	$ 11,706	$ 11,657	$ 11,449	$ 11,422	$ 11,388	$ 11,373	$ 11,139	$ 11,007	$ 10,671	$ 10,086	$ 10,114	$ 9,789	$ 9,997	$ 9,603	$ 9,109	$ 9,046	$ 9,472	$ 9,523	$ 9,836	$ 9,509	$ 9,810	$ 9,853	$ 9,661	$ 9,660	$ 9,727	$ 9,594	$ 9,313	$ 9,202	$ 9,666	$ 10,068	$ 9,929	$ 9,804	$ 9,858	$ 9,610	$ 9,736	$ 9,749	$ 10,018	$ 10,256	$ 10,430	$ 10,081	$ 10,115	$ 9,898	$ 9,954	$ 10,096	$ 10,159	$ 10,457	$ 10,420	$ 10,618	$ 10,460	$ 10,612	$ 10,681	$ 10,654	$ 10,679	$ 10,706	$ 10,807	$ 10,928	$ 10,592